Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2020	Six months ended 31 December 2019
	£ million	£ million
Amounts recognised as distributions to equity shareholders
Final dividend for the year ended 30 June 2020 of 42.47 pence per share (2019 - 42.47 pence)	992	1,006